Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	¥ (13,166)	¥ (71,166)	¥ 51,860
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	9,519	33,800	(54,150)
Amortization of actuarial loss	(10,402)	(10,023)	(13,546)
Amortization of prior service credit	12,592	12,800	12,306
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax, Total	11,709	36,577	(55,390)
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Current year actuarial (gain) loss	6,302	37,366	2,290
Current year prior service credit	(2,655)
Amortization of actuarial loss	(3,839)	(1,698)	(2,005)
Amortization of prior service credit	145	61	143
Curtailments and settlements		(16,725)	(358)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax, Total	¥ (47)	¥ 19,004	¥ 70